Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation	a)Basis of presentation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principle of consolidation
(b)	Principle of consolidation

The consolidated financial statements presented herein represent the financial statements of Helport AI Limited and its subsidiaries after the Business Combination which was consummated on August 2, 2024. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Use of estimates
(c)	Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to allowance for credit losses, useful lives and impairment of long-lived assets, and fair value measurement of warrant liabilities. Changes in facts and circumstances may result in revised estimates. The effects of material revisions in estimates, if any, will be reflected in the CFS prospectively from the date of change in estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency translation
(d)	Foreign currency translation

The Group’s reporting currency is United States dollars (“US$” or “$”). The Group’s subsidiaries incorporated in Singapore and the United States also use US$ as their functional currencies, and the branches or subsidiaries incorporated in the Philippines and Indonesia use their respective local currencies as their functional currencies, including the Philippine Peso (“PHP”) and the Indonesian Rupiah (“IDR”). The determination of the respective functional currency is based on the criteria of ASC Topic 830, Foreign Currency Matters.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as foreign currency exchange gain or loss included in “Financial expenses, net” in the consolidated financial statements of operations and comprehensive income.

The Group entities with functional currencies other than the US$, translate their operating results and financial position into US$, the Group’s reporting currency. Assets and liabilities in foreign currencies are translated into US$ using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into US$ at the appropriate historical rates. Revenues, expenses, gains and losses are translated into US$ using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive loss as a component of shareholders’ deficit. The rates are obtained from H.10 statistical release of the U.S. Federal Reserve Board.

	June 30, 2025		June 30, 2024		June 30, 2023
	Year-end spot rate	Average rate	Year-end spot rate	Average rate	Year-end spot rate	Average rate
US$ against PHP	56.6889	57.7734	N/A*	N/A*	N/A*	N/A*
US$ against IDR	32.4700	33.9550	N/A*	N/A*	N/A*	N/A*
*	The Philippines’ branch and Indonesia’s subsidiary were incorporated in 2025.

Deferred offering costs
(e)	Deferred offering costs

The Group complies with the requirement of the Accounting Standards Codification (“ASC”) 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.” Deferred offering costs consist of legal, advisory, listing and printing fees and other costs incurred through the balance sheet date that are directly related to the Business Combination transaction with Tristar for overseas listing. Deferred offering costs would be charged against shareholders’ equity upon the consummation of the Business Combination. As of June 30, 2024, the Group capitalized deferred offering costs of $817,871, and all the deferred offering costs were charged against shareholders’ equity upon consummation of the Business Combination on August 2, 2024.

Cash
(f)	Cash

Cash consists of cash at bank which is highly liquid investments with original maturities less than three months, which are unrestricted as to withdrawal or use. Cash consists of cash in bank only. As of June 30, 2025 and 2024, cash balances were $152,051 and $2,581,086, respectively.

Credit losses
(g)	Credit losses

On July 1, 2023, the Group adopted Accounting Standards Update (“ASU”) 2016-13 “Financial Instruments — Credit Losses” (Topic 326). Measurement of Credit Losses on Financial Instruments,” by using an aging schedule method in combination with current situation adjustment, which replaces the previous incurred loss impairment model. The expected credit loss impairment model requires the entity to recognize its estimate of expected credit losses for affected financial assets using an allowance for credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The adoption of ASU 2016-13 did not have a material impact on the Group’s financial statements.

The Group’s accounts receivable and other receivables included in the line item of prepaid expenses and other current assets in the balance sheet, are within the scope of ASC Topic 326. The Group uses an aging schedule method in combination with current situation adjustment to determine the loss rate of receivable balances and evaluate the expected credit losses on an individual basis. When establishing the loss rate, the Group makes the assessment based on various factors, including aging of receivable balances, historical experience, credit-worthiness of debtor, current economic conditions, reasonable and supportable forecasts of future economic, and other factors that may affect the Group’s ability to collect form the debtors. The Group also applies current situation adjustment to provide specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

Expected credit losses are indicated in general and administrative expenses in the consolidated statements of operations and comprehensive income. After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

Accounts receivable are stated at the original amount less an allowance for credit losses. The Group reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. The Group considers factors in assessing the collectability of its receivables, such as historical bad debts, changes in customers’ payment patterns, credit-worthiness and financial conditions of the customers, current economic trends and other specific circumstances related to the accounts. An allowance for credit losses is recorded in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted. No allowance for credit losses was recorded for the fiscal years ended June 30, 2025, 2024 and 2023.

Long-term investment
(h)	Long-term investment

Long-term investments are the Group’s equity investments in privately held companies accounted for equity method.

Equity investments are comprised of investments in privately held companies. The Group uses the equity method to account for an equity investment over which it has the ability to exert significant influence but does not otherwise have control. The Group records equity method investments at the cost of acquisition, plus the Group’s share in undistributed earnings and losses since acquisition. For equity investments over which the Group does not have significant influence or control, the cost method of accounting is used.

The Group assesses its equity investment and loans to equity investees for impairment on a periodic basis by considering factors including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee’s products and technologies, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, cash burt rate, and other company-specific information including recent financing rounds. If it has been determined that the equity investment is less than its related fair value and that is decline is other-than-temporary, the carrying value of the investment and loan to equity investee is adjusted downward to reflect these declines in value.

Intangible assets, net
(i)	Intangible assets, net

Intangible assets with finite useful lives are carried at cost less accumulated amortization and any recorded impairment. Estimated useful lives by intangible asset classes are as follows:

Category	Estimated useful lives
Software	3-5 years

The estimated useful lives of intangible assets with finite lives are reassessed if circumstances occur that indicate the original estimated useful lives may have changed.

Impairment of long-lived assets
(j)	Impairment of long-lived assets

The Group reviews for the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Group measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized for the amount by which the carrying value of the asset exceeds its fair value. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. The Group did not record any impairment charge for the fiscal years ended June 30, 2025, 2024, and 2023.

Warrants
(k)	Warrants

The Group evaluated its public warrants (“Public Warrants”) and private warrants (“Private Placement Warrants”, together with the Public Warrants, the “Warrants”), in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 815-40, “Derivatives and Hedging - Contracts in Entity’s Own Equity” (“ASC 815-40”), and concluded that a provision in the Warrant Agreement, dated October 13, 2021, by and between Tristar and Continental Stock Transfer & Trust Company (the “Warrant Agreement”), related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815-40, the Warrants are recorded as derivative liabilities on the accompanying balance sheets and measured at fair value at inception (on the date of Tristar’s initial public offering) and at each reporting date in accordance with FASB ASC Topic 820, “Fair Value Measurement” (“ASC 820”), with changes in fair value recognized in the statement of operations in the period of change.

The Private Placement Warrants were initially measured at fair value using a modified Black-Scholes Option Pricing Model. As the transfer of Private Placement Warrants to anyone who is not a permitted transferee would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Group determines that the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant. The fair value of the Public and Private Placement Warrants as of June 30, 2025 is based on observable listed prices. The Private Placement Warrants have the same value as the Public Warrants since they are also subject to the make-whole provisions, per the warrant agreement. For the fiscal year ended June 30, 2025, the Group recognized changes of fair value of the warrant liabilities of $237,055.

Fair value measurement
(l)	Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of the fair value hierarchy under ASC 820 are as follows:

●	Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

●	Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach, and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash, accounts receivable, prepaid expenses and other receivables, accounts payable, amounts due to related parties, accrued expenses and other current liabilities and warrant liabilities. As of June 30, 2025 and 2024, the carrying amounts of other financial instruments approximated to their fair values due to the short-term maturity of these instruments. The warrant liabilities were measured at fair value using unobservable inputs and were categorized in Level 3 of the fair value hierarchy.

The Group’s non-financial assets, such as software and equipment, would be measured at fair value only if they were determined to be impaired.

The following table details the fair value measurements of liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820, Fair Value Measurement, as of June 30, 2025 and August 2, 2024.

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of August 2, 2024	$2,484,000	$-	$1,962,779	$4,446,779
As of June 30, 2025	$2,524,247	$-	$2,159,587	$4,683,834

The fair value of the Public Warrants is considered a Level 1 valuation and is determined by their public trading price. The fair value of the Private Warrants is considered a Level 3 valuation and is determined using the Black-Scholes valuation model. As of June 30, 2025, the total fair value of the Public Warrants and Private Warrant was $2,524,247 and $2,159,587, respectively, both with an exercise price of $11.50. The changes for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:

Warrants
Fair value as of August 2, 2024	$4,446,779
Change in fair value	237,055
Fair value as of June 30, 2025	$4,683,834

The significant unobservable inputs used in the measurement of fair value of Warrants as of June 30, 2025 are as follows:

As of June 30, 2025
Expected term (in years)	4.09
Volatility	38.44%
Risk-free interest rate	3.86%
Dividend yield	-

Accounts and other payables
(m)	Accounts and other payables

Accounts and other payables represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. They are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). Otherwise, they are presented as non-current liabilities. Accounts and other payables are initially recognized as fair value, and subsequently carried at amortized cost using the effective interest method.

Related party
(n)	Related party

A related party may be any of the following: a) an affiliate, which is a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) a principle owner, owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, which are persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent company and its subsidiaries; and f) other parties that have ability to significant influence the management or operating policies of the entity. The Group discloses all related party balance and transactions.

Revenue recognition
(o)	Revenue recognition

On July 1, 2020, the Group adopted ASC606 using the modified retrospective approach.

The Group recognizes revenue under ASC 606, Revenue from Contracts with Customers. The core principle of the new revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

These criteria as they relate to each of the following major revenue generating activities are described below.

Revenues are presented net of value added taxes (“VAT”).

	For the fiscal years ended June 30,
	2025	2024	2023
AI services	$34,644,203	$29,575,625	$12,689,750
AI+ Business Process Outsourcing (“AI+BPO”) services	212,604	-	38,563
Total revenues	$34,856,807	$29,575,625	$12,728,313

AI services

The Group enters into System Information Technology Service Agreements with customers, to provide a series of services in the form of integrated AI service tools, AI Assist, which includes system functional modules, efficiency management services, custom development services, and operation outsourcing services. The Group identifies one performance obligation in the licensed usage of AI Assist because a series of services are delivered through the ultimate integrated functions within AI Assist, and cannot be separated from each other. The service consideration is reconciled on a monthly basis, which is calculated based on the monthly average subscribed seats. The Group usually grants the customers a credit term between 180 days and 365 days in the payment arrangement. Since the customers simultaneously receive and consume the benefits through the usage of AI Assist as the Group maintains technical support and ensure the normal function of AI Assist, revenues are recognized ratably over the contract term.

Certain contracts with promises to provide additional customization or request may include multiple performance obligations when the promises are separately identifiable with one another and are indicated with standalone selling price. For such arrangements, the Group allocates transaction price to each performance obligation based on its relative standalone selling price. The Group generally determines the standalone selling prices based on the prices charged to customers. Revenue from such additional customization or request is recognized at a point in time when the service deliverables are completed and achieve the requirements of the customers.

AI+BPO services

The Group enters into service agreements with customers to provide AI+BPO services where it manages specified business processes—such as inbound customer support, outbound debt collection, and outbound customer engagement/sales—by deploying trained personnel supported by the Group’s AI tools under client guidance. Such contract usually involves one performance obligation, where the Group commits to providing designated number of personnels and technological support to perform the business processes or operations as required by customers. Service fees are structured under either a per-agent monthly model or performance-based pricing tied to measurable outcomes. The Group typically collects monthly instalment from customer over contract period in AI+BPO services. Revenues from AI+BPO services are recognized over the contract term based on the amount in revenue statement, which is reconciled with and confirmed by the customers on a monthly basis.

Principal versus agent considerations

The Group has entered into contracts with a third-party service provider for outsourced operation, in which the third-party service provider is obliged to conduct certain technical supporting activities, including IT environment maintenance, software module optimization, industrial database update, servers setting, etc. The Group has evaluated the terms with the third-party service provider and considers itself a principal and recognizes revenue on a gross basis in services as it controls the services through the following key considerations:

●	The Group owns its brand and intellectual property, directs the third-party service provider to conduct a series of outsourced operation activities on its behalf, and reserves the right to accept or reject any customer contracts without involvement of the third-party service provider. The Group assumes primary responsibility for controlling the quality of service deliverables.

●	The Group has discretion in setting the price. The third-party service provider is only entitled to the fixed outsourced operation fees settled monthly for their performance obligation and do not participate in profit sharing for the revenue from services.

Contract balance

When the obligation in a service contract has been performed, the Group presents the contract in the consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer. The Group did not have any contract assets as of June 30, 2025 and 2024.

The contract liability represents the billings or cash received for services in advance of revenue recognition and is recognized as revenue when all of the Group’s revenue recognition criteria are met. The Group did not have any contract liabilities as of June 30, 2025 and 2024.

Cost of revenues
(p)	Cost of revenues
Cost of revenues primarily consists of amortization of purchased software, payment to a third-party service provider for outsourced operation, and server costs.
Selling expenses
(q)	Selling expenses
Selling expenses mainly consist of payroll expenses, share-based compensation expenses, marketing and promotion expenses, and other miscellaneous expenses.
General and administrative expenses
(r)	General and administrative expenses

General and administrative expenses mainly consist of withholding tax, professional service fees, payroll expenses, insurance expenses, share-based compensation expenses, and other office miscellaneous fees.

Research and development expenses
(s)	Research and development expenses
Research and development expenses primarily consist of payroll expenses, AI training service fees, and product development fees.
Leases
(t)	Leases

The Group enters into lease agreements to lease office spaces. On July 1, 2024, the Group adopted ASU No. 2016-02 (Topic 842) “Leases” using the optional transition method. Results and disclosure requirements for reporting periods beginning after July 1, 2024 are presented under Topic 842, while the Group had not commenced any leases subject to Topic 842 until October 2024. Under Topic 842, lessees are required to recognize assets and liabilities on the balance sheet for most leases. At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The Group accounts for short-term leases with terms less than 12 months in accordance with ASC 842-20-25-2 to recognize the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred. The adoption of the standard did not have a significant impact on the Group’s consolidated financial statements.

Right-of-use (“ROU”) assets represent the Group’s rights to use underlying assets for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and lease liabilities are recognized at commencement date. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Operating lease ROU assets

The right-of-use assets are initially measured at cost, which comprise the initial amounts of the lease liabilities adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received. The Group will evaluate the carrying value of ROU assets if there are indicators of impairment and review the recoverability of the related asset group. If the carrying value of the asset group is determined not to be recoverable and is in excess of the estimated fair value, the Group will record an impairment loss in other expenses in the consolidated statements of operations. For the fiscal years ended June 30, 2025, 2024, and 2023, the Group did not recognize impairment loss on its operating lease ROU assets.

Operating lease liabilities

Lease liabilities are initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the discount rate for the leases. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available on lease commencement date in determining the present value of lease payments. The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option.

Lease liabilities are measured at amortized cost using the effective interest rate method. They are re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

Share-based Compensation
(u)	Share-based compensation

The Group applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for all of its share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s grants of share-based awards were classified as equity awards and are recognized in the financial statements based on their grant date fair values.

The Group has elected to recognize compensation expense using the straight-line method for all awards granted with graded vesting over the requisite service period. For awards with performance conditions, the Group would recognize compensation cost if and when it concludes that it is probable that the performance condition will be achieved. The Group has also elected to account for forfeitures as they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited.

Income taxes
(v)	Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for financial statements recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its statements of income for the fiscal years ended June 30, 2025, 2024 and 2023.

The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Commitments and contingencies
(w)	Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Earnings per share
(x)	Earnings per share

The Group computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Group by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. For the fiscal years ended June 30, 2025, 2024, and 2023, there was no dilution impact.

Segment reporting
(y)	Segment reporting

ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Based on the criteria established by ASC 280, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer.

CODM regularly reviews entity-wide operating results and reviews consolidated revenues and net income when making decisions about allocating resources and assessing performance of the segment, and hence, the Group has only one single principal reportable segment, i.e. AI services, which is considered as the primary revenue source of the Group.

The primary measure of segment revenue and profitability for the Group’s operating segment is considered to be consolidated revenue and net income. Significant segment expenses reviewed by the CODM on a regular basis included within net income include cost of sales, selling and marketing expenses, general and administrative expenses, and research and development expenses, which are separately presented on the Group’s consolidated statements of operations and comprehensive income. Other segment items within net income include financial expenses, net, other income or loss, net, and income tax expense. CODM uses segment profit or loss to monitor budget versus actual results, and also in competitive analysis by benchmarking to the Group’s competitors at the same development stage.

The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are all located in Singapore, and the Group’s revenues are substantially derived from PRC customers, no geographical segment information is presented. The CODM does not review any information regarding total assets on a reportable segment basis.

For operating results of segment provided to and reviewed by CODM, please refer to the consolidated statements of operations and comprehensive income.

Recent accounting pronouncements
(z)	Recent accounting pronouncements

The Group expects to be an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Group elected to take advantage of the extended transition periods. However, this election will not apply should the Group cease to be classified as an EGC.

Recently issued accounting pronouncements adopted

In March 2023, the FASB issued ASU No. 2023-01, “Leases (Topic 842): Common Control Arrangements”, which amends certain provisions of ASC 842 that apply to arrangements between related parties under common control. In addition, the ASU amends the accounting for leasehold improvements in common-control arrangements for all entities. ASU 2023-01 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted in any annual or interim period as of the beginning of the related fiscal year. The Group has adopted ASU 2023-01 from July 1, 2024. The Group evaluates that the impact of adoption of this ASU is immaterial to consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Group has adopted ASU 2023-07 for the fiscal year of 2025 since July 1, 2024. The Group evaluates that the impact of adoption of this ASU and has amended disclosure to segment reporting for single reportable segment in the consolidated financial statements.

Recently issued accounting pronouncements issued but not yet adopted

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is also permitted, and entities may apply the amendments in this update prospectively or retrospectively to all prior periods presented in the financial statements. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

On November 4, 2024, the FASB has released ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures. The purpose of this update is to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling expenses, general and administrative expenses, and research and development expenses). ASU 2024-04 is effective for all public business entities, for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Any entity qualified as public business (“PBEs”) entity shall apply ASU 2024-04 prospectively to financial statements issued for current period and all comparative periods. PBEs shall apply the amendments in this update either (1) prospectively to financial statements issued for reporting periods after the effective date or (2) retrospectively to any or all prior periods presented in the financial statements. Early adoption is permitted. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In May 2025, the FASB issued ASU 2025-03, “Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity,” which requires an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a VIE that meets the definition of a business to consider specific factors to determine the accounting acquirer and removes the requirement that the primary beneficiary always is the acquirer for certain transactions. Under the amendments, acquisition transactions in which the legal acquiree is a VIE will, in more instances, result in the same accounting outcomes as economically similar transactions in which the legal acquiree is a voting interest entity. The amendments do not change the accounting for a transaction determined to be a reverse acquisition or a transaction in which the legal acquirer is not a business and is determined to be the accounting acquiree. The new guidance is required to be applied prospectively to any acquisition transaction that occurs after the initial application date. This guidance is effective for the Company for the year ending March 31, 2028. Early adoption is permitted. The Group is evaluating the impact of the adoption of this guidance.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets,” which provides guidance for entities that apply the practical expedient and accounting policy election, if applicable, when estimating expected credit losses on current accounts receivable and/or current contract assets arising from transactions under Topic 606, including those assets acquired in a business combination accounted for under Topic 805. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of the adoption of this guidance.

In September 2025, the FASB issued ASU 2025-06, Intangibles -Goodwill and Other - Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”). The amendments modernize the recognition and disclosure framework for internal-use software costs, removing the previous “development stage” model and introducing a more judgment-based approach. ASU 2025-06 is effective for annual reporting periods beginning after December 15, 2027 and for interim reporting periods beginning in that fiscal year. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (“Topic 815”) and Revenue from Contracts with Customers (“Topic 606”): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract (“ASU 2025-07”). ASU 2025-07, expands an existing scope exception under Topic 815 to exclude non-exchange-traded contracts where the underlying is based on the operations or activities specific to one of the contract parties. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments—Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Group’s consolidated results of operations or financial position. Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows, or disclosures.